FQF Trust

60 State Street

Suite 700, Room 727

Boston, Massachusetts 02109

Phone: 617-292-9801

October 31, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FQF Trust (the “Registrant”)

(File Nos. 333-173167 and 811-22540)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended, that:

1. The form of Prospectus and Statement of Additional Information dated October 28, 2014 for the Registrant’s QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-1A filed with the Securities and Exchange Commission on October 28, 2014 (the “Amendment”); and

2.  The text of the Amendment has been filed electronically.

Very truly yours,

/s/ William DeRoche

William DeRoche

President